Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock
Convertible Preferred Stock
The Company issued multiple series of convertible preferred stock between 2000 and January 2014. In March 2014, the Company amended its amended and restated certificate of incorporation to require the automatic conversion of all series of convertible preferred stock into common stock upon the completion of a public offering of common stock with gross proceeds of at least $20,000. In May 2014, upon completion of the IPO, all outstanding shares of convertible preferred stock were converted into an aggregate of 1,691,884 shares of common stock at their respective conversion prices.
Warrants Associated with Preferred Stock Issuances
In July 2006, the Company issued warrants to purchase 196,923 shares of Series C-1 Convertible Preferred Stock, which converted into the right to purchase 14,033 shares of our common stock in connection with our IPO, however, we refer to these warrants as our Series C-1 Preferred warrants. The Series C-1 Preferred warrants were issued conjunction with a loan financing agreement with an original exercise price of $3.25 per share of Series C-1 Preferred, which converted into an exercise price of $45.61 per share of common stock in connection with our IPO. These warrants remain outstanding as of March 31, 2015 and will expire on July 14, 2016. The fair value at the date of grant for these instruments was $459, which was recorded as a debt discount. The debt discount related to these warrants was fully amortized as of December 31, 2010. The Company determined that the warrants should be recorded as a derivative liability and stated at fair value at each reporting period. The Company recorded other income associated with the fair value adjustment for these warrants of $0 and $37 for three months ended March 31, 2015 and March 31, 2014, respectively.
On December 11, 2013, the Company entered into an agreement to sell 1,785,712 shares of Series D-2 Convertible Preferred Stock ("Series D-2 Preferred") at $1.40 per share for an aggregate price of $2,500 (the “Series D-2 Purchase Agreement”), less issuance costs of $95. The Series D-2 Purchase Agreement included warrants to purchase 87,532 shares of the Company’s common stock at $0.20 per share. The fair value of the warrants on the date of issuance was $4,214, which was recorded as a discount to the Series D-2 Preferred. The fair value of the warrants was $1,714 above the face amount of the Series D-2 Preferred and this excess was expensed to derivative fair value adjustment at issuance. As described in Note 7, the warrants were classified as a derivative liability and were stated at fair value at each reporting period end date prior to being exercised in May 2014 in conjunction with the Company’s IPO.
On January 31, 2014, the Company sold 388,641 shares of Series D-2 Preferred to related parties under the Series D-2 Purchase Agreement at $1.40 per share, for an aggregate price of $544. The sale also included warrants to purchase 19,048 shares of the Company’s common stock at $0.20 per share. The fair value of the warrants on the date of issuance was $906. The fair value of the warrants was $362 above the face amount of the Series D-2 Preferred and this excess was expensed to derivative fair value adjustment at issuance. As described in Note 7, the warrants were classified as a derivative liability and were stated at fair value at each reporting period end date prior to being exercised in May 2014 in conjunction with the Company’s IPO.

Convertible Preferred Stock
The Company issued multiple series of convertible preferred stock between 2000 and January 2014. Each issuance is briefly described as follows:
Series A Convertible Preferred Stock (“Series A Preferred”)
In 2000, the Company issued 31,407 shares of Series A Preferred at $7.96 per share to its initial employees and consultants.
Series B Convertible Preferred Stock (“Series B Preferred”)
In 2000, the Company issued 600,999 shares of Series B Preferred at $9.01 per share in exchange for $2,200 in equipment, intellectual property, and conversion of existing debt, and $3,215 in cash, and incurred issuance costs of $43. Subsequently in 2000, the Company issued an additional 110,988 shares of Series B Preferred at $9.01 per share for cash. As part of the issuance of the Series C convertible preferred stock in June 2002, the holders of Series B Preferred agreed to modify the redemption feature of the Series B Preferred to eliminate this feature. As described below, 244,173 shares of Series B Preferred were mandatorily converted into common stock during 2012.
Series C Convertible Preferred Stock (“Series C Preferred”) and Warrants
The Company issued warrants to purchase 100,524 shares of Series C Preferred in conjunction with certain bridge loan financings during 2001 and the subsequent 2002 Series C Preferred financing. The warrants were issued with an exercise price of $0.01 per share. Two of the investors exercised such warrants during 2003.
In 2002, the Company issued 2,867,154 shares of Series C Preferred for $24,000 in cash and the conversion of approximately $4,513 of 4.5% convertible notes and accrued interest, less issuance costs of approximately $86. As described below, 197,045 shares of Series C Preferred were mandatorily converted into common stock during 2012. In January 2005, the remaining warrants to purchase 23,911 shares of Series C Preferred shares were exercised.
Series C-1 Convertible Preferred Stock (“Series C-1 Preferred”) and Warrants
In August 2004, the Company received cash of $3,200 for the issuance of 984,615 shares of Series C-1 Preferred. As described below, these Series C-1 Preferred shares were mandatorily converted into common stock during 2012.
Series C-2 Convertible Preferred Stock (“Series C-2 Preferred”)
In March 2008, the Company received cash of $13,500 for the issuance of 2,347,826 shares of Series C-2 Preferred.
December 2013 Issuances of Series D-1 Convertible Preferred Stock (“Series D-1 Preferred) and Series D-2 Convertible Preferred Stock (“Series D-2 Preferred”)
On December 11, 2013, the Company entered into an agreement to sell 1,785,712 shares of Series D-2 Convertible Preferred Stock ("Series D-2 Preferred") at $1.40 per share for an aggregate price of $2,500 (the “Series D-2 Purchase Agreement”), less issuance costs of $95.
The Series D-2 Preferred was convertible into shares of common stock at a conversion price of $28.56 per share and the fair value of the common stock on December 11, 2013 was $48.35. A convertible financial instrument includes a beneficial conversion feature if its conversion price is lower than the Company’s stock price (i.e., it’s in the money) at the commitment date. Therefore, the Company determined that the sale of the Series D-2 Preferred resulted in a beneficial conversion feature with an intrinsic value of $4,232, which the Company recorded as a reduction to additional paid-in capital upon the sale of the Series D-2 Preferred. The Company calculated the intrinsic value of the beneficial conversion feature as the difference between the estimated fair value of the common stock on December 11, 2013 of $48.35 per share and the effective conversion price per share of $0 multiplied by the number of shares of common stock issuable upon conversion of 87,532.
Concurrent with the sale of the Series D-2 Preferred, the Company modified the terms of the 2011-2012 Notes and the related warrants and the June 2013 Notes and related warrants (Note 7). Under the amendments, the outstanding principal and accrued interest balance was converted into Series D-1 Preferred and Series D-2 Preferred at a conversion price of $1.40 per share. As a result of the conversions, the Company issued 6,054,255 shares of Series D-1 Preferred and 3,956,985 shares of Series D-2 Preferred.
January 2014 Issuance of Series D-2 Preferred
On January 31, 2014, the Company sold 388,641 shares of Series D-2 Preferred to related parties under the Series D-2 Purchase Agreement at $1.40 per share, for an aggregate price of $544. The Series D-2 Preferred was convertible into shares of common stock at a conversion price of $28.56 per share and the fair value of the common stock on January 31, 2014 was $47.74. A convertible financial instrument includes a beneficial conversion feature if its conversion price is lower than the Company’s stock price (i.e., it’s in the money) at the commitment date. Therefore, the Company determined that the sale of the Series D-2 Preferred resulted in a beneficial conversion feature with an intrinsic value of $909, which the Company recorded as a reduction to additional paid-in capital upon the sale of the Series D-2 Preferred. The Company calculated the intrinsic value of the beneficial conversion feature as the difference between the estimated fair value of the common stock on January 31, 2014 of $47.74 per share and the effective conversion price per share of $0 multiplied by the number of shares of common stock issuable upon conversion of 19,048.
Conversion of Convertible Preferred Stock In Conjunction with IPO
In March 2014, the Company amended its amended and restated certificate of incorporation to require the automatic conversion of all series of convertible preferred stock into common stock upon the completion of a public offering of common stock with gross proceeds of at least $20,000. There were no other changes in significant terms of the convertible preferred stock during the year ended December 31, 2014. In May 2014, upon completion of the IPO, all outstanding shares of convertible preferred stock were converted into an aggregate of 1,691,884 shares of common stock at their conversion prices.
Warrants Associated with Preferred Stock Issuances
In July 2006, the Company issued warrants to purchase 196,923 shares of Series C-1 Preferred with an exercise price of $3.25 per share of Series C-1 Preferred. As of December 31, 2014, these warrants are equivalent to warrants to purchase 14,033 shares of common stock at an exercise price of $45.61 per share of common stock. These warrants remain outstanding as of December 31, 2014 and will expire on July 14, 2016. The fair value at the date of grant for these instruments was $459, which was recorded as a debt discount. The debt discount related to these warrants was fully amortized as of December 31, 2010. The Company determined that the warrants should be recorded as a derivative liability and stated at fair value at each reporting period. The Company recorded other income associated with the fair value adjustment for these warrants of $37 and $121 for the years ended December 31, 2014 and 2013, respectively.
The December 11, 2013 Series D-2 Purchase Agreement included warrants to purchase 87,532 shares of the Company’s common stock at $0.20 per share. The fair value of the warrants on the date of issuance was $4,214, which was recorded as a discount to the Series D-2 Preferred. The fair value of the warrants was $1,714 above the face amount of the Series D-2 Preferred and this excess was expensed to derivative fair value adjustment at issuance. As described in Note 10, the warrants were classified as a derivative liability and were stated at fair value at each reporting period end date prior to being exercised in May 2014 (in conjunction with the Company’s IPO).
The sale of Series D-2 Preferred on January 31, 2014 included warrants to purchase 19,048 shares of the Company’s common stock at $0.20 per share. The fair value of the warrants on the date of issuance was $906. The fair value of the warrants was $362 above the face amount of the Series D-2 Preferred and this excess was expensed to derivative fair value adjustment at issuance. As described in Note 10, the warrants were classified as a derivative liability and were stated at fair value at each reporting period end date prior to being exercised in May 2014 (in conjunction with the Company’s IPO).
Authorized, Issued, and Outstanding Convertible Preferred Shares Prior to IPO
The following table summarizes authorized, issued and outstanding preferred shares as of May 7, 2014, immediately prior to the automatic conversion to shares of common stock:

	Authorized	Issued and Outstanding
Series A Preferred	31,410	31,407
Series B Preferred	711,987	467,814
Series C Preferred	2,967,678	2,770,633
Series C-1 Preferred	3,076,923	—
Series C-2 Preferred	2,347,826	2,347,826
Series D-1 Preferred	10,000,000	6,054,255
Series D-2 Preferred	10,000,000	6,131,338
Total	29,135,824	17,803,273

Convertible Preferred Stock Activity
The following table summarizes convertible preferred stock activity for the years ended December 31, 2014 and 2013:

	Shares of
	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Series C Convertible Preferred Stock	Series C-1 Convertible Preferred Stock	Series C-2 Convertible Preferred Stock	Series D-1 Convertible Preferred Stock	Series D-2 Convertible Preferred Stock
Balance, December 31, 2012	31,407	467,814	2,770,633	—	2,347,826	—	—
Issuance of Series D-2 Preferred	—	—	—	—	—	—	1,785,712
Conversion of notes payable	—	—	—	—	—	6,054,255	3,956,985
Balance, December 31, 2013	31,407	467,814	2,770,633	—	2,347,826	6,054,255	5,742,697
Issuance of Series D-2 Preferred	—	—	—	—	—	—	388,641
Automatic conversion to common stock	(31,407)	(467,814)	(2,770,633)	—	(2,347,826)	(6,054,255)	(6,131,338)
Balance, December 31, 2014	—	—	—	—	—	—	—

Significant terms of the convertible preferred stock, prior to the automatic conversion in conjunction with the IPO, were as follows:
Voting rights
Each share had the right to vote equal to the number of shares of common stock into which it was convertible. Additionally, the approval of 65% of the Series B Preferred, Series C Preferred, and Series C-2 Preferred stockholders, voting as separate classes, was required to change any bylaws; issue stock or securities with a preference to Series B Preferred, Series C Preferred, and Series C-2 Preferred; change any rights, preferences and privileges of Series B Preferred, Series C Preferred, and Series C-2 Preferred; or change the number of directors outside a range. Furthermore, the approval of 65% of the Series C Preferred stockholders was required to liquidate, sell, or merge the Company.
Approval of 70% of the Series D-1 Preferred and the Series D-2 Preferred (the “Series D Preferred”) stockholders, voting as a separate class, was required to change any bylaws; issue stock or securities with a preference to Series D Preferred; enter into a merger without loss of control by existing shareholders of the Company; or change any rights, preferences and privileges of Series D Preferred.
Dividend rights
Holders of Series D Preferred were entitled to receive 8% of the original issue price per annum as a dividend on a “when and if” declared basis in preference to any dividend paid to other convertible preferred or common stockholders. Such dividends were payable only when, and if, declared by the board of directors and were noncumulative.
After payment of the 8% Series D Preferred dividend, holders of all series of convertible preferred stock were entitled to receive dividends declared by the board of directors in preference to any dividend paid to common stockholders. Each share of preferred stock was entitled to the same amount as would have been declared or paid thereon had the holder thereof elected to convert the same into shares of common stock.
Liquidation rights
Holders of Series D-1 Preferred and Series D-2 Preferred had a liquidation preference of two and three times the original issue price plus all declared and unpaid dividends adjusted for events of dilution, respectively. Holders of Series A Preferred, Series B Preferred, Series C Preferred, Series C-1 Preferred, and Series C-2 Preferred had liquidation preferences of $7.96, $9.01, $10.15, $3.25, and $5.75 per share, plus declared but unpaid dividends adjusted for events of dilution, respectively. Upon occurrence of a liquidation event, Series D-1 Preferred and Series D-2 Preferred would participate pari passu; then Series C-2 Preferred, Series C-1 Preferred, and Series C Preferred would participate pari passu; then Series B Preferred; then Series A Preferred would receive their liquidation preference; and the remaining assets would be distributed ratably to the preferred and common stockholders on an “as converted” basis.
Conversion rights
Each share of Series A Preferred was convertible into 0.20 shares of common stock. Each share of Series B Preferred and Series C Preferred was convertible into 0.28 shares of common stock as of the date of the IPO in May 2014. Each share of Series C-1 Preferred and Series C-2 Preferred was convertible into 0.07 shares of common stock as of the date of the IPO. Each share of Series D-1 Preferred and Series D-2 Preferred was convertible into 0.05 shares of common stock as of the date of the IPO.
Series A Preferred, Series B Preferred, Series C Preferred, Series C-1 Preferred, Series C-2 Preferred, and Series D Preferred would all convert automatically into common stock at their respective conversion prices upon completion of a public offering of the common stock of the Company. The conversion price for Series B Preferred, Series C Preferred, Series C-1 Preferred, Series C-2 Preferred, and Series D Preferred were subject to adjustment if the Company issued additional shares of common stock at a price less than the Series B Preferred, Series C Preferred, Series C-1 Preferred, Series C-2 Preferred, and Series D Preferred conversion prices in effect at the time of the sale.
With the sale of the Series D-2 Preferred on December 11, 2013 at a price of $1.40 per share, the antidilution provisions associated with the Series B Preferred, the Series C Preferred, the Series C-1 Preferred, and the Series C-2 Preferred were triggered. As of December 11, 2013, the conversion price of the Series B Preferred, the Series C Preferred, the Series C-1 Preferred, and the Series C-2 Preferred were reduced from $45.95, $51.77, $66.30, and $117.30, respectively, to $32.2912, $36.2386, $46.1101, and $78.9623, respectively.
In December 2013, the Company recorded a deemed dividend as a reduction to additional paid-in capital of $6,402 as a result of the beneficial conversion for the antidilution adjustment on the outstanding shares of Series B Preferred, Series C Preferred, and Series C-2 Preferred. The intrinsic value of the beneficial conversion feature was calculated by multiplying the incremental number of shares of the respective convertible preferred stock the investors received (as a result of the Company reducing the original conversion price) by the estimated fair value of the common stock on the issuance date of the respective convertible preferred stock. A deemed dividend for the beneficial conversion feature on the conversion of the 2011-2012 Notes into shares of Series D-1 Preferred was recorded as additional interest expense (Note 7). No shares of Series C-1 Preferred are outstanding and, therefore, no beneficial conversion feature was recognized for the Series C-1 Preferred.
With the sale of the Series D-2 Preferred on January 31, 2014 at a price of $1.40 per share, the antidilution provisions associated with the Series B Preferred, the Series C Preferred, the Series C-1 Preferred, and the Series C-2 Preferred were triggered again. As of January 31, 2014, the conversion price of the Series B Preferred, the Series C Preferred, the Series C-1 Preferred, and the Series C-2 Preferred were further reduced to $32.0076, $35.8917, $45.6062, and $77.9382, respectively.
In January 2014, the Company recorded another deemed dividend as a reduction to additional paid-in capital of $214 as a result of the beneficial conversion for the antidilution adjustment on the outstanding shares of Series B Preferred, Series C Preferred, and Series C-2 Preferred. The intrinsic value of the beneficial conversion feature was calculated by multiplying the incremental number of shares of the respective convertible preferred stock the investors received (as a result of the Company reducing the original conversion price) by the estimated fair value of the common stock on the issuance date of the respective convertible preferred stock. No shares of Series C-1 Preferred are outstanding and, therefore, no beneficial conversion feature was recognized for the Series C-1 Preferred.
In conjunction with the issuance of the 2011-2012 Notes and related warrants, the Company implemented a special mandatory conversion provision. Under this provision, preferred stockholders that met certain ownership criteria who elected not to purchase their pro rata amount of the convertible note round had their preferred shares converted into common stock in 2012.
Redemption
Upon liquidation, dissolution, or winding up of the Company, the holders of the Series D-2 Preferred would receive an amount equal to three times the original issue price plus all declared and unpaid dividends; the holders of the Series D-1 Preferred would receive an amount equal to two times the original issue price plus all declared and unpaid dividends; and the holders of the Series C-2 Preferred, Series C-1 Preferred, Series C Preferred, Series B Preferred, and the Series A Preferred would receive an amount equal to the original issue price plus all declared and unpaid dividends. In addition, after receiving their liquidation preference, the holders of all series of preferred stock share ratably with holders of common stock on an as-if-converted to common stock basis. An asset transfer or acquisition of the Company is a deemed liquidation event in that holders of all series of preferred stock are treated in the same manner as upon liquidation, dissolution, or winding up of the Company. As a result of the existence of this deemed liquidation feature, the Company determined that all series of preferred stock are redeemable. They are carried at liquidation value at each reporting period and excluded from stockholders’ deficit in the accompanying balance sheets.